INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 28, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets Disclosure [Text Block]
7.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2018	2019

Trade name and domain names	$25,049	$27,225
Copyrights and teaching materials	2,357	5,974
User base and customer relationships	14,498	24,628
Technology	6,247	13,230
Partnership agreements and school cooperation agreements	4,858	4,858
Licenses	5,348	27,023
Others	1,442	2,542

Total cost of intangible assets	59,799	105,480
Less: accumulated amortization	(18,087)	(30,253)
Less: impairment loss	(358)	(358)
Add: foreign exchange difference	2,151	(93)

	$43,505	$74,776

The Group recorded amortization expense of $4,627, $8,307 and $12,166 for the years ended February 28, 2017, 2018 and 2019, respectively.

Estimated amortization expense of the existing intangible assets for the next five years is $16,140, $15,334, $12,213, $9,844 and $7,240, respectively.

The impairment loss on acquired intangible assets was $nil, $358 and $nil for the years ended February 28, 2017, 2018 and 2019, respectively.